Insurance contracts and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 78,448	R$ 66,058
Legal proceedings contingent liability [member] | Labour [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	13,914	5,098
Legal proceedings contingent liability [member] | Civil [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	59,603	56,501
Legal proceedings contingent liability [member] | Taxes And Social Security [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,931	R$ 4,459